Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Receivables

	Segment	2023	2022
Receivables from customers
Third parties	Retail (Nutrien Financial) [1]	2,943	2,705
	Retail	1,097	1,293
	Potash, Nitrogen, Phosphate	577	827
Related party – Canpotex	Potash (Note 28)	162	866
Less allowance for expected credit losses of receivables from customers		(111)	(95)
		4,668	5,596
Rebates		198	172
Income taxes (Note 8)		295	144
Other receivables		237	282
		5,398	6,194

1  Includes $2,578 of very low risk of default and $365 of low risk of default (2022 – $2,260 of very low risk of default and $445 of low risk of default).